Intangible Assets - Schedule of Intangible Assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	CAD 1,622	CAD 1,066
Accumulated Amortization	(611)	(525)
Net Book Value	1,011	541
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	700	328
Accumulated Amortization	(108)	(76)
Net Book Value	592	252
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	46	36
Accumulated Amortization	0	0
Net Book Value	46	36
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	748	685
Accumulated Amortization	(447)	(436)
Net Book Value	301	249
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	128	17
Accumulated Amortization	(56)	(13)
Net Book Value	CAD 72	CAD 4